Note 17 - Stock-based Compensation - Options Exercised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of options exercised (in shares)	632,075	278,975
Aggregate fair value	$ 21,939	$ 7,421
Share-based Payment Arrangement, Option [Member]
Number of options exercised (in shares)	632,075	278,975
Aggregate fair value	$ 43,873	$ 17,823
Intrinsic value	21,934	10,403
Amount of cash received	21,939	7,420
Tax benefit recognized	$ 1,322	$ 73